Document and Entity Information	Dec. 11, 2019
Cover [Abstract]
Entity Registrant Name	Domtar CORP
Entity Incorporation, State or Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001381531
Document Type	8-K
Document Period End Date	Dec. 11, 2019
Entity File Number	001-33164
Entity Tax Identification Number	20-5901152
Entity Address, Address Line One	234 Kingsley Park Drive
Entity Address, City or Town	Fort Mill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29715
City Area Code	803
Local Phone Number	802-7500
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Security Exchange Name	NYSE
Trading Symbol	UFS
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false